Annual Fund Operating Expenses - Allspring Money Market Fund	Jan. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2028
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	0.56%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.31%